CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Reconciliation Of Cash Cash Equivalents And Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2019	2018
Cash and cash equivalents	$299,367	$345,854
Current portion of restricted cash	27,735	31,582
Non-current portion of restricted cash	130	129

Total cash, cash equivalents and restricted cash	$327,232	$377,565